Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents.
Cash and Cash Equivalents

	December 31,	December 31,
	2022	2021

	(€ in thousands)
Cash at banks	94,775	187,524
	94,775	187,524